VIA EDGAR

November 23, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds II

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

Post-Effective Amendment No. 60

Ladies and Gentlemen:

On behalf of BlackRock High Yield Bond Portfolio (the “Fund”), a series of BlackRock Funds II, we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 60 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment strategies and risks, as noted in a Supplement to the Fund’s Prospectus that filed on November 21, 2011.

The Fund’s description of its other investment strategies and principal and other risks and operations has been reviewed by the Staff of the Securities and Exchange Commission in prior filings by the Fund or other BlackRock Funds. Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron

Anthony Geron

Enclosures

cc:	Ben Archibald, Esq.

Maria Gattuso, Esq.

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